ACCOUNTS RECEIVABLE, NET - Accounts Receivable Rollforward (Q3) (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 45	$ 141
Provision for expected credit losses	38	18	$ 20	$ 12
Write-offs charged against the allowance for expected credit losses	(2)
Accounts Receivable, Allowance For Credit Loss, Other	7
Ending balance	$ 88	$ 45	$ 141